UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

June 30, 2014

1.818373.109

CFM-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 58.3%
		Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 8.5%
Branch Banking & Trust Co.
	8/29/14 to 9/25/14	0.22%	$ 7,000,000	$ 7,000,000
Citibank NA
	8/5/14 to 10/30/14	0.21	38,000,000	38,000,000
RBS Citizens NA
	7/28/14	0.30	4,000,000	4,000,000
Wells Fargo Bank NA
	11/4/14 to 3/16/15	0.20 to 0.21 (c)	22,000,000	22,000,000
				71,000,000
London Branch, Eurodollar, Foreign Banks - 4.2%
Credit Agricole SA
	9/2/14 to 9/9/14	0.24 to 0.25	23,000,000	23,000,000
Mizuho Corporate Bank Ltd.
	7/29/14	0.25	4,000,000	3,999,223
National Australia Bank Ltd.
	1/5/15	0.21 (c)	8,000,000	8,000,000
				34,999,223
New York Branch, Yankee Dollar, Foreign Banks - 45.6%
Bank of Montreal Chicago CD Program
	3/13/15	0.24 (c)	6,000,000	6,000,000
Bank of Nova Scotia
	10/3/14 to 5/15/15	0.21 to 0.29 (c)	36,000,000	36,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	9/9/14 to 12/5/14	0.24 to 0.25	33,000,000	33,000,000
BNP Paribas New York Branch
	7/1/14 to 9/15/14	0.13 to 0.27	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
	11/28/14 to 3/13/15	0.24 to 0.29 (c)	17,000,000	17,000,000
Credit Agricole CIB
	7/2/14 to 9/2/14	0.24 to 0.26	17,000,000	17,000,000
Credit Suisse AG
	8/11/14 to 11/3/14	0.25 to 0.31 (c)	21,000,000	21,000,000
Deutsche Bank
	8/27/14	0.24	7,000,000	7,000,000
Mitsubishi UFJ Trust & Banking Corp.
	10/10/14	0.28	2,000,000	2,000,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Mizuho Corporate Bank Ltd.
	7/7/14 to 10/21/14	0.10 to 0.25%	$ 26,000,000	$ 26,000,000
Natexis Banques Populaires New York Branch
	7/1/14 to 9/2/14	0.13 to 0.24	33,000,000	33,000,000
National Bank of Canada
	9/8/14 to 12/17/14	0.31 to 0.34 (c)	19,000,000	19,000,000
Nordea Bank Finland PLC
	9/29/14	0.20	6,000,000	6,000,000
Royal Bank of Canada
	4/9/15 to 6/26/15	0.22 to 0.23 (c)	17,000,000	17,000,000
Skandinaviska Enskilda Banken
	8/1/14	0.24	7,000,000	7,000,000
Societe Generale
	7/31/14	0.25 (c)	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.
	7/7/14 to 12/15/14	0.22 to 0.31 (c)	41,000,000	40,999,999
Sumitomo Mitsui Trust Banking Ltd.
	7/11/14 to 10/24/14	0.24 to 0.26	35,000,000	35,000,000
Toronto-Dominion Bank
	9/10/14 to 6/8/15	0.22 to 0.25 (c)	13,000,000	13,000,000
UBS AG
	10/3/14 to 12/23/14	0.25 to 0.26 (c)	14,000,000	14,000,000
				379,999,999
TOTAL CERTIFICATE OF DEPOSIT (Cost $485,999,222)				485,999,222
Financial Company Commercial Paper - 7.5%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	9/26/14	0.25	8,000,000	7,995,167
BAT International Finance PLC
	7/14/14 to 7/25/14	0.27	2,000,000	1,999,723
BNP Paribas Finance, Inc.
	7/3/14 to 7/7/14	0.13	8,000,000	7,999,856
JPMorgan Securities LLC
	9/3/14	0.27	3,000,000	2,998,560
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Landesbank Baden-Wurttemberg
	7/3/14 to 7/18/14	0.15 to 0.20%	$ 18,000,000	$ 17,999,233
Natexis Banques Populaires U.S. Finance Co. LLC
	8/1/14	0.23	8,000,000	7,998,416
Skandinaviska Enskilda Banken AB
	8/11/14 to 8/19/14	0.24	11,000,000	10,996,782
Svenska Handelsbanken, Inc.
	9/22/14	0.22	5,000,000	4,997,464
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $62,985,201)				62,985,201
Other Commercial Paper - 1.2%

Hewlett-Packard Co.
	7/28/14	0.28	1,000,000	999,790
Northeast Utilities
	7/1/14	0.23	1,000,000	1,000,000
Tesco Treasury Services PLC
	7/2/14 to 8/6/14	0.23 to 0.29	4,000,000	3,999,374
Verizon Communications, Inc.
	7/30/14	0.35 (c)	4,000,000	4,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $9,999,164)				9,999,164
Treasury Debt - 5.1%

U.S. Treasury Obligations - 5.1%
U.S. Treasury Bills
	8/14/14 to 6/25/15	0.11 to 0.13	28,500,000	28,480,533
U.S. Treasury Notes
	8/31/14 to 2/28/15	0.16 to 0.18	14,000,000	14,012,123
TOTAL TREASURY DEBT (Cost $42,492,656)				42,492,656
Other Note - 1.2%
		Yield (a)	Principal Amount	Value
Medium-Term Notes - 1.2%
Dominion Resources, Inc.
	8/13/14	0.35% (b)(c)	$ 2,000,000	$ 2,000,000
Svenska Handelsbanken AB
	12/15/14 to 12/26/14	0.28 (b)(c)	8,000,000	8,000,000
TOTAL OTHER NOTE (Cost $10,000,000)				10,000,000
Government Agency Debt - 2.5%

Federal Agencies - 2.5%
Fannie Mae
	10/21/15	0.14 (c)	4,000,000	3,999,467
Federal Home Loan Bank
	9/14/15	0.13 (c)	5,000,000	4,999,063
Freddie Mac
	6/26/15 to 7/16/15	0.14 (c)	12,000,000	11,998,789
TOTAL GOVERNMENT AGENCY DEBT (Cost $20,997,319)				20,997,319
Other Instrument - 0.5%

Time Deposits - 0.5%
ING Bank NV	7/1/14	0.11	4,000,000
(Cost $4,000,000)				4,000,000
Other Municipal Debt - 0.9%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 8/11/14, CP mode (d)	4,000,000	4,000,000
Texas - 0.4%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	3,700,000	3,710,613
TOTAL OTHER MUNICIPAL DEBT (Cost $7,710,613)		7,710,613
Government Agency Repurchase Agreement - 11.9%
	Maturity Amount	Value
In a joint trading account at 0.11% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	$ 88,855,270	$ 88,855,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated 5/30/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $2,040,384, 2.2% - 5.4%, 12/1/25 - 4/1/44)	2,000,339	2,000,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 7/7/14 (Collateralized by U.S. Treasury Obligations valued at $3,060,577, 8.88%, 2/15/19)	3,001,513	3,000,000
Morgan Stanley & Co., Inc. at 0.08%, dated 6/30/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $5,100,012, 4.50%,11/1/30)	5,000,078	5,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $98,855,000)		98,855,000
Other Repurchase Agreement - 10.0%

Other Repurchase Agreement - 10.0%
With:
BNP Paribas Securities Corp. at 0.25%, dated 6/12/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $1,053,791, 3.3% - 6%, 9/1/17 - 9/1/40)	1,000,222	1,000,000
Citigroup Global Markets, Inc. at:
0.81%, dated 4/16/14 due 7/15/14 (Collateralized by Corporate Obligations valued at $1,081,847, 0% - 2.75%, 6/1/18 - 7/1/19)	1,002,025	1,000,000
0.98%, dated 5/20/14 due 10/3/14 (Collateralized by Corporate Obligations valued at $2,162,470, 0.36% - 5.65%, 4/25/33 - 6/12/47)	2,009,854	2,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $1,032,606, 2.5%, 2/20/42)	1,000,039	1,000,000
0.44%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $1,031,288, 0.6%, 11/20/41)	1,000,086	1,000,000
0.63%, dated:
5/2/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $1,031,288, 0.6%,11/20/41)	1,001,663	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.63%, dated: - continued
6/27/14 due:
9/17/14 (Collateralized by U.S. Government Obligations valued at $1,031,288, 0.6%, 11/20/41)	$ 1,001,435	$ 1,000,000
9/24/14 (Collateralized by U.S. Government Obligations valued at $1,031,288, 0.6%, 11/20/41)	1,001,558	1,000,000
0.64%, dated:
5/9/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $2,063,092, 2.5%, 9/20/43)	2,003,200	2,000,000
6/4/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $2,063,092, 2.5%, 9/20/43)	2,003,200	2,000,000
0.7%, dated:
4/16/14 due 10/14/14 (Collateralized by U.S. Government Obligations valued at $1,036,294, 0.6%, 11/20/41)	1,003,519	1,000,000
4/21/14 due 10/20/14 (Collateralized by U.S. Government Obligations valued at $1,033,996, 2.5%, 9/20/43)	1,003,539	1,000,000
ING Financial Markets LLC at 0.16%, dated 6/30/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $7,354,445, 6.25%, 12/15/17)	7,000,031	7,000,000
J.P. Morgan Clearing Corp. at:
0.62%, dated 6/25/14 due 11/24/14 (Collateralized by Corporate Obligations valued at $2,174,181, 5%, 10/1/19)	2,005,236	2,000,000
0.63%, dated 6/19/14 due 9/29/14 (Collateralized by Corporate Obligations valued at $2,175,334, 5%, 10/1/19)	2,007,350	2,000,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 6/25/14 due 7/2/14 (Collateralized by U.S. Government Obligations valued at $2,060,151, 6.33% - 6.45%, 12/15/31 - 12/15/35)	2,000,082	2,000,000
0.61%, dated:
3/5/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $1,083,135, 0.5%, 3/25/35)	1,003,779	1,000,000
5/14/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $2,162,137, 0.5%, 3/25/35)	2,007,117	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.61%, dated:
6/4/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $3,242,382, 4.05%, 5/8/19)	$ 3,010,065	$ 3,000,000
0.63%, dated 6/18/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $4,321,503, 4.05%, 5/8/19)	4,016,660	4,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 6/26/14 due 7/3/14 (Collateralized by U.S. Government Obligations valued at $4,080,137, 4.69% - 5.26%, 12/20/60 - 7/20/61)	4,000,187	4,000,000
0.5%, dated 6/30/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $6,300,088, 0.48%, 12/20/20)	6,000,083	6,000,000
0.78%, dated:
5/5/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $1,082,776, 3.75%, 3/15/18)	1,001,972	1,000,000
5/8/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $2,164,025, 3.75%, 3/15/18)	2,003,900	2,000,000
5/16/14 due 8/14/14 (Collateralized by Corporate Obligations valued at $2,162,498, 3.75%, 3/15/18)	2,003,900	2,000,000
0.85%, dated 6/4/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $3,242,066, 0.28% - 7.5%, 3/15/20 - 9/25/43)	3,004,463	3,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.26%, dated:
6/6/14 due 7/7/14 (Collateralized by Equity Securities valued at $1,080,200)	1,000,224	1,000,000
6/12/14 due 7/7/14 (Collateralized by Equity Securities valued at $1,080,152)	1,000,231	1,000,000
6/19/14 due 7/7/14 (Collateralized by Equity Securities valued at $1,080,101)	1,000,231	1,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
6/16/14 due 7/1/14 (Collateralized by Equity Securities valued at $1,080,202)	1,000,125	1,000,000
6/24/14 due 7/7/14 (Collateralized by Equity Securities valued at $1,080,183)	1,000,117	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at: - continued
0.91%, dated:
4/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $1,081,657, 0% - 8.88%, 2/15/19 - 3/20/43)	$ 1,002,300	$ 1,000,000
4/24/14 due 7/23/14 (Collateralized by Corporate Obligations valued at $1,051,717, 1.03% - 8.88%, 2/15/19 - 3/20/43)	1,002,275	1,000,000
5/2/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $1,081,623, 1.65% - 2.5%, 3/1/28 - 10/25/37)	1,002,376	1,000,000
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $1,081,362, 1.5% - 2.5%, 2/28/19 - 10/25/37)	1,002,275	1,000,000
6/2/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $1,080,559, 0% - 8.88%, 2/15/19 - 3/20/43)	1,002,326	1,000,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $1,081,602, 1.65% - 2.5%, 3/1/28 - 10/25/37)	1,003,405	1,000,000
RBC Capital Markets Co. at:
0.25%, dated 6/24/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $1,028,487, 0% - 11.6%, 2/1/32 - 12/25/43)	1,000,097	1,000,000
0.29%, dated 6/23/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $1,029,884, 0% - 11.6%, 10/15/20 - 1/1/44)	1,000,741	1,000,000
0.38%, dated:
6/17/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $1,080,160, 5.5% - 12.63%, 2/12/15 - 6/15/30)	1,000,148	1,000,000
6/20/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $1,080,126, 5.5% - 10%, 2/12/15 - 10/15/27)	1,000,179	1,000,000
RBS Securities, Inc. at 0.6%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $1,022,599, 4%, 11/1/43)	1,000,117	1,000,000
SG Americas Securities, LLC at:
0.27%, dated:
6/24/14 due 7/1/14 (Collateralized by Equity Securities valued at $2,160,247)	2,000,105	2,000,000
6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $1,050,048, 0.68% - 9.25%, 7/15/14 - 5/16/24)	1,000,053	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
SG Americas Securities, LLC at: - continued
0.27%, dated:
6/26/14 due 7/3/14 (Collateralized by Equity Securities valued at $2,160,155)	$ 2,000,105	$ 2,000,000
0.36%, dated 6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $2,100,552, 1.5% - 10.5%, 4/1/15 - 6/9/44)	2,000,140	2,000,000
UBS Securities LLC at 0.43%, dated:
4/8/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $2,162,168, 2% - 9%, 10/1/18 - 11/15/18)	2,002,174	2,000,000
4/15/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $1,080,994, 0.25% - 11.75%, 5/1/15 - 8/15/21)	1,001,075	1,000,000
Wells Fargo Securities, LLC at 0.4%, dated 6/25/14 due 7/2/14 (Collateralized by U.S. Government Obligations valued at $1,033,933, 1.25% - 3%, 7/15/15 - 11/16/26)	1,000,078	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $83,000,000)		83,000,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $826,039,175)		826,039,175
NET OTHER ASSETS (LIABILITIES) - 0.9%		7,288,735
NET ASSETS - 100%		$ 833,327,910
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$88,855,000 due 7/01/14 at 0.11%
BNP Paribas Securities Corp.	$ 13,923,902
BNY Mellon Capital Markets LLC	12,135,511
Bank of America NA	22,635,923
Credit Agricole CIB New York Branch	689,808
Deutsche Bank Securities, Inc.	1,405,164
HSBC Securities (USA), Inc.	2,207,450
J.P. Morgan Securities, Inc.	3,282,975
Mizuho Securities USA, Inc.	12,774,222
Wells Fargo Securities LLC	19,800,045
$ 88,855,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2014, the cost of investment securities for income tax purposes was $826,039,175.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014